Business Combinations Business Combinations (Acquired Company Income Statement Impact) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Revenues	$ 649,238	$ 471,146	$ 665,973	$ 443,355	$ 1,120,384	$ 1,109,328	$ 2,024,390	$ 2,405,860
Operating Income (Loss)	94,211	(47,500)	111,965	(9,321)	46,711	102,644	130,624	144,391	$ 147,622
Midstream - Crude Oil Logistics [Member]
Revenues	$ 183,793	$ 189,373	$ 0	$ 0	$ 373,166	$ 0	81,512	$ 0
Operating Income (Loss)							$ 3,848